Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs
Production costs - raw, ancillary and consumable materials and goods	€ 36,272	€ 41,125	€ 35,907
Production costs - services	11,589	10,625	12,228
Lease expense and other	1,478	1,820	1,684
Net provisions for contingencies	858	1,120	886
Charges for price variation on overliftling and underlifting operations			145
Other expenses	879	1,130	931
Purchase, services and other charges gross	51,076	55,820	51,781
capitalized direct costs associated with self-constructed assets - tangible assets	(197)	(192)	(224)
capitalized direct costs associated with self-constructed assets - intangible assets	(5)	(6)	(9)
Purchases, services and other	€ 50,874	€ 55,622	€ 51,548